Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000226900 [Member]
Shareholder Report [Line Items]
Fund Name	Freedom Day Dividend ETF
Class Name	Freedom Day Dividend ETF
Trading Symbol	MBOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TBG Dividend Focus ETF (the “Fund”) for the period of November 6, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	www.freedomdaydividend.com/mbox
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$46	0.39%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund invests in equity securities that Freedom Day Solutions, LLC (the “Sub-Adviser”) believes have the potential to provide high quality dividends capable of rising over time.
On an absolute basis, the Fund’s performance has been in line with the Sub-Adviser’s philosophy of investing in companies that have the potential to provide rising dividend streams to the Fund over time. To that extent, the Fund’s exposure to the financials and industrials sectors, coupled with stock selection, were the largest contributors to performance. The Fund’s financial sector exposure added to the Fund’s performance as U.S. financial companies performed well. After decades of low interest rates, banks are seeing higher interest incomes and margins on their core lending businesses, leading to robust returns on equity and strong capital positions. Companies in the industrials sector benefited from economic data bolstering estimates of future demand.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	Since Inception (5/4/2021)
Freedom Day Dividend ETF - NAV	34.85%	11.98%
Solactive GBS United States 1000 Index	35.20%	10.10%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.freedomdaydividend.com/mbox for more recent performance information.

Performance Inception Date	May 04, 2021
Net Assets	$ 113,050,535
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 364,274
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$113,050,535	Portfolio Turnover Rate*	26%
# of Portfolio Holdings	51	Advisory Fees Paid	$364,274
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	16.7%
Industrials	16.2%
Information Technology	15.3%
Consumer Discretionary	12.6%
Energy	11.2%
Health Care	11.2%
Consumer Staples	9.3%
Real Estate	4.1%
Communication Services	1.7%
Materials	1.4%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Eli Lilly & Co.	3.2%
Carrier Global Corp.	2.5%
Mueller Industries, Inc.	2.4%
Progressive Corp.	2.3%
Fidelity National Financial, Inc.	2.3%
Dick's Sporting Goods, Inc.	2.3%
Broadcom, Inc.	2.3%
EOG Resources, Inc.	2.2%
National Storage Affiliates Trust	2.2%
KB Home	2.2%

Material Fund Change Name [Text Block]
Material Fund Changes
There have been no material changes of the Fund since May 31, 2024 For more complete information, you may review the Fund’s next prospectus, which we expect to be available at etf.sparklinecapital.com.